Taxation	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxation

13. Taxation

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Lucas BVI is incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries in the PRC. Under the current laws of the British Virgin Islands, Lucas BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

Lucas GC Limited (HK) is incorporated in Hong Kong and is subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first 2,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2,000 will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)

13. Taxation (cont.)

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. For the Group’s subsidiaries, Lucas China obtained the high-tech certificate in December 2020 and November 2023, and enjoyed a preferential income tax rate at 15% from 2020 to 2025. Luogaoshi Technology (Beijing) Co., Ltd. obtained the high-tech certificate in December 2021, and enjoyed a preferential income tax rate at 15% from 2021 to 2023.

From January 1, 2021 to December 31, 2021, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 50% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20% for the Company’s subsidiaries that are qualified as “Small Profit Enterprises”.

The following table sets forth current and deferred portion of income tax benefit of the Company and its consolidated subsidiaries:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	459	21	-
Deferred income tax benefit	(702)	(616)	(7,880)
Total	(243)	(595)	(7,880)

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income before income tax	39,560	35,816	70,301
Expected taxation at PRC statutory tax rate	9,890	8,954	17,575
Impact of preferential tax rates	(5,255)	(2,749)	(6,711)
Research and development super-deduction	(6,417)	(8,534)	(18,676)
Effect of True up to Tax Return	-	-	258
Non-deductible expenses	1,497	7	-
Effect of income tax rate differences in jurisdictions other than the PRC	(6)	22	10
Change in valuation allowance	48	1,705	(336)
Income tax benefits	(243)	(595)	(7,880)

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)

13. Taxation (cont.)

As of December 31, 2022 and 2023, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Net operating loss carryforward	5,003	10,861
Allowance of doubtful accounts	2,585	4,271
Gross deferred assets	7,588	15,132
Less: Valuation allowance	(3,366)	(3,029)
Total deferred tax assets, net	4,222	12,103

As of December 31, 2022 and 2023, the movement of the valuation allowance were as below:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the year	1,661	3,366
Additions	2,170	1,085
Decrease	(465)	(1,422)
Balance at end of the year	3,366	3,029

For entities incorporated in Hong Kong, net loss can be carried forward indefinitely; for entities incorporated in PRC mainland, net loss can be carried forward for five years, and for entities qualified as HNTE, net loss can be carried forward for ten years. As of December 31, 2022 and 2023, the Group had net operating loss carryforwards of approximately RMB34,358 and RMB67,797, respectively, which arose from the Group’s subsidiaries established in the PRC, the PRC taxable losses will expire from December 31, 2024 to 2033 if not utilized. The net operating loss carryforwards of approximately RMB1,277 and RMB195, respectively, for entities incorporated in Hong Kong. As of December 31, 2022 and 2023, deferred tax assets from the net operating loss carryforwards amounted to RMB5,003 and RMB10,861, respectively, which can be carried forward ten years for HNTEs.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. The valuation allowance is considered on an individual entity basis. As of December 31, 2023 and 2022, valuation allowances on deferred tax assets are provided because the Company believes that it is more-likely-than-not that certain of the subsidiaries in the PRC will not be able to generate sufficient taxable income in the near future, to realize the deferred tax assets carried-forwards, while the remaining PRC operating entities have been gradually recovered. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets as of December 31, 2023 and 2022.Accordingly, as of December 31, 2022 and 2023, a RMB3,366 and RMB3,029 valuation allowance has been established respectively.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)

13. Taxation (cont.)

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2021, 2022 and 2023, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2021, 2022 and 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. As of December 31, 2023, the tax years ended December 31, 2018 through 2022 for the Company’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.